Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 11, 2026
Entity Registrant Name	VILLAGE SUPER MARKET, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	0-2633
Entity Tax Identification Number	22-1576170
Entity Address, Address Line One	733 Mountain Avenue
Entity Address, City or Town	Springfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07081
City Area Code	973
Local Phone Number	467-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000103595
Amendment Flag	false
Entity Emerging Growth Company	false
Trading Symbol	VLGEA
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A common stock, no par value